Accounts and notes receivable, net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 28,516	$ 4,370	¥ 9,308
Provisions	18,732	2,871	20,054
Write-offs	(3,428)	(525)	(846)
Ending balance	¥ 43,820	$ 6,716	¥ 28,516